UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (97.9%)(a)
			Shares	Value

Aerospace and defense (1.1%)

Airbus Group SE (France)			6,488	$430,518

				430,518
Airlines (2.5%)

International Consolidated Airlines Group SA (Spain)			43,215	342,026

Japan Airlines Co., Ltd. (Japan)			11,800	432,179

Qantas Airways, Ltd. (Australia)			61,720	192,558

				966,763
Automobiles (2.6%)

Fiat Chrysler Automobiles NV (Italy)			35,331	283,426

Tata Motors, Ltd. (India)(NON)			52,949	309,111

Yamaha Motor Co., Ltd. (Japan)			24,600	409,180

				1,001,717
Banks (4.0%)

Grupo Financiero Banorte SAB de CV (Mexico)			82,800	469,229

ING Groep NV GDR (Netherlands)			15,714	189,227

Metro Bank PLC (United Kingdom)(NON)(S)			8,981	242,500

Natixis SA (France)			13,589	66,671

Permanent TSB Group Holdings PLC (Ireland)(NON)			94,397	290,712

Virgin Money Holdings UK PLC (United Kingdom)			55,182	290,746

				1,549,085
Beverages (4.3%)

Anheuser-Busch InBev SA/NV (Belgium)			8,049	1,003,401

Molson Coors Brewing Co. Class B			1,800	173,124

SABMiller PLC (United Kingdom)			5,660	345,891

Vina Concha y Toro SA (Chile)			77,717	135,155

				1,657,571
Biotechnology (2.1%)

Celgene Corp.(NON)			1,900	190,171

Gilead Sciences, Inc.			1,900	174,534

Grifols SA ADR (Spain)			19,360	299,499

Medivation, Inc.(NON)			3,100	135,924

				800,128
Building products (0.3%)

LIXIL Group Corp. (Japan)			5,100	103,998

				103,998
Capital markets (0.4%)

KKR & Co. LP			10,827	159,049

				159,049
Chemicals (2.4%)

Akzo Nobel NV (Netherlands)			6,008	408,257

Dow Chemical Co. (The)			6,900	350,934

Incitec Pivot, Ltd. (Australia)			48,103	117,626

Kaneka Corp. (Japan)			5,000	42,827

				919,644
Commercial services and supplies (3.7%)

dorma + kaba Holding AG Class B (Switzerland)			617	394,167

Regus PLC (United Kingdom)			85,079	385,339

Sohgo Security Services Co., Ltd. (Japan)			6,900	373,984

Tyco International PLC			7,200	264,312

				1,417,802
Communications equipment (0.9%)

Nokia OYJ (Finland)(NON)			59,723	353,090

				353,090
Construction and engineering (0.9%)

China Communications Construction Co., Ltd. (China)			69,000	82,455

Surya Semesta Internusa Tbk PT (Indonesia)			2,905,900	157,786

Sweco AB Class B (Sweden)			6,974	114,348

				354,589
Construction materials (0.6%)

LafargeHolcim, Ltd. (Switzerland)			4,789	225,036

				225,036
Consumer finance (0.6%)

Shriram Transport Finance Co., Ltd. (India)			14,890	214,314

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)			5,912	16,565

				230,879
Containers and packaging (0.6%)

Smurfit Kappa Group PLC (Ireland)			9,299	239,557

				239,557
Diversified financial services (1.2%)

Challenger, Ltd. (Australia)			35,961	231,278

Eurazeo SA (France)			1,423	96,188

Euronext NV 144A (France)			3,513	145,517

				472,983
Diversified telecommunication services (4.9%)

Cellnex Telecom SAU 144A (Spain)			14,353	228,781

Com Hem Holding AB (Sweden)			48,775	449,435

Iliad SA (France)			581	149,271

Nippon Telegraph & Telephone Corp. (Japan)			8,800	379,070

Telecom Italia SpA RSP (Italy)			449,063	390,962

Vocus Communications, Ltd. (Australia)			46,828	299,014

				1,896,533
Electrical equipment (0.4%)

Nidec Corp. (Japan)			2,100	143,695

				143,695
Electronic equipment, instruments, and components (1.3%)

Jenoptik AG (Germany)			13,428	214,552

Murata Manufacturing Co., Ltd. (Japan)			2,400	289,378

				503,930
Food and staples retail (1.6%)

AIN Holdings, Inc. (Japan)			7,800	399,893

X5 Retail Group NV GDR (Russia)(NON)			9,437	199,166

				599,059
Food products (7.4%)

Associated British Foods PLC (United Kingdom)			12,401	594,315

Austevoll Seafood ASA (Norway)			13,124	107,524

Barry Callebaut AG (Switzerland)			241	261,395

Kerry Group PLC Class A (Ireland)			8,035	748,364

Kwality, Ltd. (India)(NON)			58,839	100,357

Nomad Foods, Ltd. (United Kingdom)(NON)			23,840	214,798

Orkla ASA (Norway)			33,461	302,750

Salmar ASA (Norway)			15,795	386,062

WH Group, Ltd. 144A (Hong Kong)(NON)			167,827	121,586

				2,837,151
Health-care equipment and supplies (0.6%)

Sartorius AG (Preference) (Germany)			897	228,522

				228,522
Health-care technology (0.9%)

CompuGroup Medical SE (Germany)			8,566	361,875

				361,875
Hotels, restaurants, and leisure (3.2%)

Accor SA (France)			2,563	108,486

Compass Group PLC (United Kingdom)			42,923	754,444

Dalata Hotel Group PLC (Ireland)(NON)			71,551	362,525

				1,225,455
Household durables (0.8%)

Basso Industry Corp. (Taiwan)			70,000	149,422

Skyworth Digital Holdings, Ltd. (China)			231,200	143,059

				292,481
Household products (1.4%)

Henkel AG & Co. KGaA (Preference) (Germany)			4,813	530,417

				530,417
Independent power and renewable electricity producers (0.6%)

China Resources Power Holdings Co., Ltd. (China)			400	748

Electric Power Development Co., Ltd. (Japan)			6,900	215,500

				216,248
Insurance (6.0%)

Admiral Group PLC (United Kingdom)			8,939	253,854

AIA Group, Ltd. (Hong Kong)			122,200	692,336

Anicom Holdings, Inc. (Japan)(NON)			6,700	183,953

Medibank Private, Ltd. (Australia)			142,515	320,088

Prudential PLC (United Kingdom)			34,891	647,133

St James's Place PLC (United Kingdom)			16,179	212,131

				2,309,495
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)			375	222,615

Ctrip.com International, Ltd. ADR (China)(NON)(S)			3,000	132,780

Delivery Hero Holding GmbH (acquired 6/12/15, cost $177,146) (Private) (Germany)(F)(RES)(NON)			23	126,380

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Brazil)(F)(RES)(NON)			1,554	42,061

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				523,839
Internet software and services (2.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			3,599	284,429

Criteo SA ADR (France)(NON)			4,600	190,532

Facebook, Inc. Class A(NON)			1,400	159,740

Tencent Holdings, Ltd. (China)			21,300	434,932

				1,069,633
IT Services (0.6%)

Worldpay Group PLC (United Kingdom)(NON)			57,421	225,882

				225,882
Life sciences tools and services (0.6%)

Clinigen Group PLC (United Kingdom)			27,054	226,838

				226,838
Media (6.6%)

Global Mediacom Tbk PT (Indonesia)			2,171,400	197,326

ITV PLC (United Kingdom)			101,002	348,592

Mediaset SpA (Italy)			41,714	171,630

Nippon Television Holdings, Inc. (Japan)			15,900	262,351

Numericable-SFR SA (France)			9,484	397,888

Quebecor, Inc. Class B (Canada)			10,000	262,560

Stroeer SE & Co. KGaA (Germany)			2,637	165,668

WPP PLC (United Kingdom)			20,238	471,621

Zee Entertainment Enterprises, Ltd. (India)			41,562	242,854

				2,520,490
Metals and mining (0.3%)

Dominion Diamond Corp. (Canada)			9,600	106,464

				106,464
Multi-utilities (1.8%)

RWE AG (Germany)			11,613	150,174

Veolia Environnement SA (France)			21,704	522,377

				672,551
Oil, gas, and consumable fuels (2.9%)

Pioneer Natural Resources Co.			1,400	197,036

Royal Dutch Shell PLC Class A (United Kingdom)			21,493	518,506

Suncor Energy, Inc. (Canada)			14,200	395,468

				1,111,010
Personal products (1.3%)

Coty, Inc. Class A			13,100	364,573

Shiseido Co., Ltd. (Japan)			6,500	145,080

				509,653
Pharmaceuticals (9.4%)

Allergan PLC(NON)			1,450	388,644

Astellas Pharma, Inc. (Japan)			27,300	363,005

AstraZeneca PLC (United Kingdom)			7,193	401,639

Aurobindo Pharma, Ltd. (India)			19,142	215,318

Hua Han Health Industry Holdings, Ltd. (China)(S)			1,402,000	151,815

Novartis AG (Switzerland)			12,920	933,281

Shionogi & Co., Ltd. (Japan)			8,400	395,351

Shire PLC (United Kingdom)			9,107	521,725

STADA Arzneimittel AG (Germany)			5,716	225,911

				3,596,689
Real estate investment trusts (REITs) (2.4%)

Hibernia REIT PLC (Ireland)			285,690	421,957

Japan Hotel REIT Investment Corp (Japan)			573	504,548

				926,505
Real estate management and development (1.4%)

Foxtons Group PLC (United Kingdom)			87,107	203,455

Kennedy-Wilson Holdings, Inc.			14,510	317,769

				521,224
Semiconductors and semiconductor equipment (0.8%)

SK Hynix, Inc. (South Korea)			10,162	250,140

SunEdison Semiconductor, Ltd.(NON)			10,492	67,988

				318,128
Software (1.9%)

Mobileye NV (Israel)(NON)(S)			6,000	223,740

Nintendo Co., Ltd. (Japan)			2,200	312,764

RIB Software AG (Germany)(S)			19,376	200,446

				736,950
Technology hardware, storage, and peripherals (0.7%)

Casetek Holdings, Ltd. (Taiwan)			50,000	271,874

				271,874
Textiles, apparel, and luxury goods (1.2%)

Luxottica Group SpA (Italy)			6,260	345,468

Welspun India, Ltd. (India)			63,958	95,566

				441,034
Tobacco (1.1%)

Japan Tobacco, Inc. (Japan)			10,200	425,057

				425,057
Trading companies and distributors (0.9%)

Ashtead Group PLC (United Kingdom)			19,093	235,389

Wolseley PLC (United Kingdom)			2,107	118,643

				354,032
Transportation infrastructure (0.6%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			45,000	229,108

				229,108
Water utilities (0.4%)

China Water Affairs Group, Ltd. (China)			342,000	140,638

				140,638
Wireless telecommunication services (1.5%)

KDDI Corp. (Japan)			12,800	341,879

Vodafone Group PLC (United Kingdom)			75,027	239,142

				581,021

Total common stocks (cost $35,166,669)				$37,535,890

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	40,400	$133,115

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	46,600	202,537

Total warrants (cost $328,644)				$335,652

SHORT-TERM INVESTMENTS (2.7%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)			862,244	$862,244

Putnam Short Term Investment Fund 0.44%(AFF)			67,544	67,544

SSgA Prime Money Market Fund Class N 0.40%(P)			120,000	120,000

Total short-term investments (cost $1,049,788)				$1,049,788

TOTAL INVESTMENTS

Total investments (cost $36,545,101)(b)				$38,921,330

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $10,310,898) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/15/16	$144,088	$136,626	$(7,462)
	Euro	Buy	6/15/16	856,666	818,019	38,647
Barclays Bank PLC
	Euro	Sell	6/15/16	393,893	391,798	(2,095)
	Hong Kong Dollar	Buy	5/18/16	219,583	218,762	821
	Japanese Yen	Sell	5/18/16	164,875	163,447	(1,428)
	Singapore Dollar	Buy	5/18/16	301,231	291,349	9,882
	Swiss Franc	Sell	6/15/16	60,094	58,396	(1,698)
Citibank, N.A.
	Danish Krone	Buy	6/15/16	1,369,821	1,324,417	45,404
	Japanese Yen	Buy	5/18/16	815,967	779,571	36,396
	Mexican Peso	Sell	4/20/16	484,388	482,306	(2,082)
Credit Suisse International
	British Pound	Sell	6/15/16	285,447	277,074	(8,373)
	Canadian Dollar	Sell	4/20/16	430,506	402,996	(27,510)
	Japanese Yen	Sell	5/18/16	431,757	402,006	(29,751)
	Norwegian Krone	Buy	6/15/16	109,837	105,062	4,775
Deutsche Bank AG
	Australian Dollar	Buy	4/20/16	260,360	242,974	17,386
	Australian Dollar	Sell	4/20/16	260,360	257,741	(2,619)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	176,986	175,868	(1,118)
	Canadian Dollar	Buy	4/20/16	194,501	181,715	12,786
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	354,546	349,068	(5,478)
	Canadian Dollar	Sell	4/20/16	155,924	154,611	(1,313)
	Norwegian Krone	Sell	6/15/16	545,729	525,750	(19,979)
	Singapore Dollar	Buy	5/18/16	212,590	200,728	11,862
	South Korean Won	Sell	5/18/16	253,972	232,400	(21,572)
	Swedish Krona	Buy	6/15/16	226,936	210,653	16,283
State Street Bank and Trust Co.
	British Pound	Sell	6/15/16	209,883	209,987	104
	Hong Kong Dollar	Buy	5/18/16	108,586	108,279	307
	Israeli Shekel	Sell	4/20/16	33,019	31,665	(1,354)
	Japanese Yen	Buy	5/18/16	432,605	436,999	(4,394)
	Swedish Krona	Buy	6/15/16	111,072	121,982	(10,910)
	Swiss Franc	Buy	6/15/16	47,157	48,646	(1,489)
UBS AG
	Australian Dollar	Sell	4/20/16	150,670	156,824	6,154
	Swiss Franc	Buy	6/15/16	342,097	332,475	9,622
WestPac Banking Corp.
	Australian Dollar	Buy	4/20/16	105,324	103,731	1,593
	Australian Dollar	Sell	4/20/16	105,324	98,289	(7,035)
	Canadian Dollar	Sell	4/20/16	149,534	148,169	(1,365)
	Japanese Yen	Sell	5/18/16	140,154	130,515	(9,639)

Total						$43,358

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $38,348,776.
(b)	The aggregate identified cost on a tax basis is $36,733,812, resulting in gross unrealized appreciation and depreciation of $4,741,971 and $2,554,453, respectively, or net unrealized appreciation of $2,187,518.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $168,444, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,076,070	$3,143,796	$4,152,322	$887	$67,544
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $862,244, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $810,232.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $118,326 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	19.6%
	Japan	15.7
	United States	8.5
	Germany	5.8
	France	5.6
	Ireland	5.4
	Switzerland	4.8
	China	4.5
	Italy	3.1
	India	3.1
	Australia	3.1
	Belgium	2.6
	Spain	2.3
	Hong Kong	2.1
	Norway	2.1
	Canada	2.0
	Netherlands	1.6
	Sweden	1.5
	Mexico	1.3
	Taiwan	1.1
	Indonesia	0.9
	Finland	0.9
	South Korea	0.7
	Israel	0.6
	Russia	0.5
	Other	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. (1)Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $115,238 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,426,824	$3,409,748	$168,444
Consumer staples	2,079,623	4,479,285	—
Energy	592,504	518,506	—
Financials	3,351,629	2,817,591	—
Health care	2,314,261	2,899,791	—
Industrials	1,980,075	2,020,430	—
Information technology	2,485,517	993,970	—
Materials	617,851	872,850	—
Telecommunication services	1,019,963	1,457,591	—
Utilities	356,886	672,551	—
Total common stocks	17,225,133	20,142,313	168,444
Warrants	—	335,652	—
Short-term investments	187,544	862,244	—

Totals by level	$17,412,677	$21,340,209	$168,444

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$43,358	$—

Totals by level	$—	$43,358	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Common stocks*:
Consumer discretionary	$193,322	$—	$—	$(24,878)	$—	$—	$—	$—	$168,444
Financials	245,755	—	—	(75,359)	—	(170,396)	—	—	—
Total common stocks	$439,077	$—	$—	$(100,237)	$—	$(170,396)	$—	$—	$168,444

Totals	$439,077	$—	$—	$(100,237)	$—	$(170,396)	$—	$—	$168,444

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $24,878 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$212,022	$168,664
Equity contracts	335,652	—

Total	$547,674	$168,664

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$13,900,000
Warrants (number of warrants)		87,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$38,647	$10,703	$81,800	$4,775	$17,386	$12,786	$28,145	$411	$15,776	$1,593	$212,022

	Total Assets	$38,647	$10,703	$81,800	$4,775	$17,386	$12,786	$28,145	$411	$15,776	$1,593	$212,022

	Liabilities:
	Forward currency contracts#	7,462	5,221	2,082	65,634	2,619	1,118	48,342	18,147	—	18,039	168,664

	Total Liabilities	$7,462	$5,221	$2,082	$65,634	$2,619	$1,118	$48,342	$18,147	$—	$18,039	$168,664

	Total Financial and Derivative Net Assets	$31,185	$5,482	$79,718	$(60,859)	$14,767	$11,668	$(20,197)	$(17,736)	$15,776	$(16,446)	$43,358
	Total collateral received (pledged)##†	$—	$—	$79,718	$—	$—	$—	$—	$—	$—	$—
	Net amount	$31,185	$5,482	$—	$(60,859)	$14,767	$11,668	$(20,197)	$(17,736)	$15,776	$(16,446)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016